Delaware Group Premium Fund
                    High Yield Series


        Supplement to Prospectus dated May 1, 2000

  The following replaces the information in the section of the Prospectus entitled "Portfolio managers":

  Peter C. Andersen has primary responsibility for making day-to-day investment decisions for High Yield Series. In making investment decisions for the Series, Mr. Andersen regularly consults with Jude T. Driscoll.

  Peter C. Andersen, Vice President/Senior Portfolio Manager, earned a master s degree in Finance from Harvard University, where he was named a Seamans Fellow. He also holds a master s degree in Physics from Yale University, and was named a Skinner Fellow. Mr. Andersen received a bachelor s degree in Mathematics/Physics from Northeastern, where he graduated summa cum laude and ranked first in the Physics department. Prior to joining Delaware Investments in 2000, Mr. Andersen was a portfolio manager at Conseco Capital Management, where he managed high-yield portfolios for both institutional and retail products. Before that, he was a portfolio manager at Colonial Management Associates and an investment analyst at the venture capital firm MTDC. Mr. Andersen began his investment career at Arthur D. Little, Inc., where he was a management consultant for the financial services and venture capital practices. He is a CFA charterholder. He has been participating in the management of the Series since September 18, 2000 and assumed primary responsibility for making day-to-day investment decisions for the Series on September 29, 2000.

  Jude T. Driscoll, Executive Vice President/Head of Fixed-Income, received a bachelor's degree in Economics from the University of Pennsylvania. Prior to joining Delaware Investments in 2000, Mr. Driscoll was Senior Vice President, Director of Fixed-Income Process at Conseco Capital Management, where he managed bank loan, high-yield and general insurance portfolios. He previously held management positions at NationsBanc Montgomery Securities and Goldman Sachs & Co.

               Delaware Group Premium Fund
                  Strategic Income Series


          Supplement to Prospectus dated May 1, 2000

  The following revises information in the section of the Prospectus entitled "Portfolio managers":

  Peter C. Andersen has primary responsibility for allocating Strategic Income Series' assets among the fixed-income and equity sectors and for making day-to-day investment decisions for the Series regarding its investments in the high-yield sector. In making investment decisions for the Series, Paul A. Grillo, who has responsibility for making day-to-day investment decisions for the Series regarding its investments in investment grade securities, and Mr. Andersen regularly consult with Jude T. Driscoll.

  Peter C. Andersen, Vice President/Senior Portfolio Manager, earned a master s degree in Finance from Harvard University, where he was named a Seamans Fellow. He also holds a master s degree in Physics from Yale University, and was named a Skinner Fellow. Mr. Andersen received a bachelor s degree in Mathematics/Physics from Northeastern, where he graduated summa cum laude and ranked first in the Physics department. Prior to joining Delaware Investments in 2000, Mr. Andersen was a portfolio manager at Conseco Capital Management, where he managed high-yield portfolios for both institutional and retail products. Before that, he was a portfolio manager at Colonial Management Associates and an investment analyst at the venture capital firm MTDC. Mr. Andersen began his investment career at Arthur D. Little, Inc., where he was a management consultant for the financial services and venture capital practices. He is a CFA charterholder. He has been participating in the management of the Series since September 18, 2000 and assumed primary responsibility for making day-to-day investment decisions for the Series as described above on September 29, 2000.

  Jude T. Driscoll, Executive Vice President/Head of Fixed-Income, received a bachelor's degree in Economics from the University of Pennsylvania. Prior to joining Delaware Investments in 2000, Mr. Driscoll was Senior Vice President, Director of Fixed-Income Process at Conseco Capital Management, where he managed bank loan, high-yield and general insurance portfolios. He previously held management positions at NationsBanc Montgomery Securities and Goldman Sachs & Co.